Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Acquisition Activity

The number of acquisitions completed, and the related total consideration during 2018 were as follows:

	Year ended December 31, 2018
	Number of Transactions	Cash Consideration
Businesses acquired	3	228
Less: Cash acquired		(3)
Businesses acquired, net of cash	3	225
Contingent consideration payments		1
Investments in businesses(1)	3	252
	6	478

(1) Includes a $248 million equity contribution to Refinitiv, in which the Company has a 45% ownership interest.

Summary of Net Assets Acquired

The details of net assets acquired were as follows:

Year ended December 31,
2018
Cash and cash equivalents	3
Trade receivables	9
Prepaid expenses and other current assets	1
Current assets	13
Computer hardware and other property	1
Computer software	25
Other identifiable intangible assets	96
Total assets	135
Payables and accruals	(3)
Deferred revenue	(14)
Current liabilities	(17)
Other financial liabilities	(3)
Total liabilities	(20)
Net assets acquired	115
Goodwill	113
Total	228